Operating Leases (Details) (USD $)	Dec. 31, 2013
Operating Leases [Line Items]
2014	$ 360,000
2015	360,000
2016	360,000
2017	340,000
2018	0
Thereafter	0
Total future minimum lease payments	$ 1,420,000